UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec. 31, 1999

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management, Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jane P. Bates
Title:   Operations Manager
Phone:   603-224-6994
Signature, Place, and Date of Signing:

                        Concord, NH    February 16, 2000

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: 95,550



List of Other Included Managers:  None.

No.  13F File Number    Name
HARVEST CAPITAL MANAGEMENT, INC.
FORM 13F
December 31, 1999

Harvest Capital Management
FORM 13F
December 31, 1999

                                                                Voting Authority

--------------------------
                        Value   Shares/ Sh/     Put/    Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole
Shared  None
-------------------------------------------     ----    -------
--------------------------------
AT&T    COM     00195710     306    6027SH              Sole                6027
Abbott LCOM     00282410     309    8506SH              Sole                8506
AmericanCOM     02581610    3919   23570SH              Sole               23570
AmericanCOM     02660910     673   17150SH              Sole               17150
AmericanCOM     02687410     254    2347SH              Sole                2347
AnheuserCOM     03522910     232    3280SH              Sole                3280
Ariba   COM     04033V10     798    4500SH              Sole                4500
BP AmocoCOM     05562210    1971   33238SH              Sole               33238
Bell AtlCOM     07785310     296    4812SH              Sole                4812
BellSoutCOM     07986010     321    6856SH              Sole                6856
Bristol COM     11012210    3362   52385SH              Sole               52385
CBS     COM     12490K10    5590   87425SH              Sole               87425
CMGI, InCOM     12575010     727    2625SH              Sole                2625
Charles COM     80851310    1783   46625SH              Sole               46625
CheckfreCOM     16281610     225    2150SH              Sole                2150
Chevron COM     16675110     444    5130SH              Sole                5130
Cisco   COM     17275R10    4106   38330SH              Sole               38330
CitigrouCOM     17296710    2791   50115SH              Sole               50115
Colgate COM     19416210    3522   54177SH              Sole               54177
Deere & COM     24419910    3016   69535SH              Sole               69535
Dell ComCOM     24702510    1978   38775SH              Sole               38775
Enron CoCOM     29356110    2904   65450SH              Sole               65450
Estee LaCOM     51843910    3533   70040SH              Sole               70040
Exodus CCOM     30208810     631    7100SH              Sole                7100
ExxonMobCOM     30231G10    2595   32217SH              Sole               32217
Fedex CoCOM     31428X10    1540   37610SH              Sole               37610
Fenwal CCOM     J1346Y10     159   29000SH              Sole               29000
Freddie COM     31340030    2892   61440SH              Sole               61440
Gannett COM     36473010    3742   45875SH              Sole               45875
General COM     36960410    3593   23217SH              Sole               23217
Herman MCOM     60054410    1386   60275SH              Sole               60275
Home DepCOM     43707610     299    4350SH              Sole                4350
HoneywelCOM     43851610    2320   40221SH              Sole               40221
HouseholCOM     44181510    2000   53690SH              Sole               53690
IBM     COM     45920010     212    1962SH              Sole                1962
Intel   COM     45814010    3202   38898SH              Sole               38898
Jacobs ECOM     46981410    1239   38125SH              Sole               38125
Johnson COM     47816010     324    3470SH              Sole                3470
Lernout COM     B5628B10    2559   55325SH              Sole               55325
Lucent TCOM     54946310     352    4688SH              Sole                4688
Merck   COM     58933110     754   11226SH              Sole               11226
MicrosofCOM     59491810     221    1892SH              Sole                1892
Molex, ICOM     60855410    1467   25880SH              Sole               25880
Oracle CCOM     68389X10    7055   62955SH              Sole               62955
PPG InduCOM     69350610    1563   24989SH              Sole               24989
Pitney BCOM     72447910     514   10630SH              Sole               10630
Procter COM     74271810     348    3172SH              Sole                3172
Regent VCOM     75890F10       0   10000SH              Sole               10000
Royal DuCOM     78025780    1691   27927SH              Sole               27927
SBC CommCOM     78387G10     290    5940SH              Sole                5940
SchlumbeCOM     80685710     410    7300SH              Sole                7300
Sprint CCOM     85206110    2120   31500SH              Sole               31500
Staples COM     85503010    1067   51425SH              Sole               51425
Time WarCOM     88731510    4049   55990SH              Sole               55990
Walmart COM     93114210     559    8090SH              Sole                8090
Yahoo!  COM     98433210     335     775SH              Sole                 775
ArchstonRTS     03958110     290   14150SH              Sole               14150
Simon PrRTS     82880610     300   13100SH              Sole               13100
Mass Mutual Corp57629210     414   19350SH              Sole               19350
REPORT S      59DATA REC   95550        0       OTHER MANAGERS ON WHOSE BEHALF
REPORT IS FILED